Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2016	Mar. 21, 2017
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	MAGAL SECURITY SYSTEMS LTD
Entity Central Index Key	0000896494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		0
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes